BT PYRAMID MUTUAL FUNDS

                       BT PRESERVATIONPLUS FUND

                           INVESTMENT CLASS

Seeks a high level of current income while seeking to maintain a stable value per share.


PROSPECTUS: April 28, 1997 (revised August 7, 1997)

BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company (mutual fund). The BT PreservationPlus Fund ("the "Fund") is a separate series of the Trust and offers separate classes of shares. The shares offered by this prospectus are the Investment Class of shares (the "Shares"). The Fund seeks a high level of current income while seeking to maintain a stable value per share. The Fund is offered solely to participant-directed employee benefit plans meeting specified criteria.



UNLIKE OTHER MUTUAL FUNDS, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS NET INVESTABLE ASSETS IN BT PRESERVATIONPLUS PORTFOLIO (THE "PORTFOLIO"), A SEPARATE SUBTRUST OF BT INVESTMENT PORTFOLIOS, A NEW YORK MASTER TRUST FUND (THE "PORTFOLIO TRUST"), WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE." THE FUND IS NOT A MONEY MARKET FUND, AND THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE VALUE PER SHARE OR OTHERWISE ACHIEVE ITS OBJECTIVE.

Please read this Prospectus before investing and keep it on file for future reference. It contains important information concerning the Fund and the Portfolio, including how the Portfolio invests and the services available to the Fund's shareholders. Bankers Trust Company ("Bankers Trust") is the investment adviser ("Adviser") of the Portfolio.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

To learn more about the Fund and the Portfolio, investors can obtain a copy of the Fund's Statement of Additional Information ("SAI"), dated April 28, 1997, which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by this reference. For a free copy of this document, please call the Trust's service agent at 1-800-677-7596.



SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.



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                           TABLE OF CONTENTS

                                                                       PAGE

THE FUND................................................................ 3
  WHO MAY INVEST.........................................................3
  INVESTMENT PRINCIPLES AND RISKS........................................4
  EXPENSE SUMMARY........................................................4

THE FUND IN DETAIL.......................................................6
  INVESTMENT OBJECTIVE AND POLICIES......................................6
  RISK FACTORS:  MATCHING THE FUND TO YOUR INVESTMENT NEEDS..............7
  SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE.......10
  SECURITIES AND INVESTMENT PRACTICES OF THE PORTFOLIO .................11

  PERFORMANCE...........................................................14
  MANAGEMENT OF THE TRUST AND PORTFOLIO ................................14
  NET ASSET VALUE.......................................................16

SHAREHOLDER AND ACCOUNT POLICIES........................................17
  ACCOUNT INFORMATION...................................................17
  TRANSACTIONS IN FUND SHARES...........................................17
  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS..............................19
  TAX CONSIDERATIONS ...................................................19
  ADDITIONAL INFORMATION................................................19


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                               - xiii -

                               THE FUND

The Fund's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio will seek to achieve this objective by investing in a diversified portfolio of fixed income securities, money market instruments, futures, options and other instruments ("Portfolio Securities") and by entering into contracts ("Wrapper Agreements") with financial institutions, such as insurance companies and banks, that are intended to stabilize the value per Share of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs."

There can be no assurance that the Fund will achieve its objective.

WHO MAY INVEST



Shares of the Fund are offered solely to participant-directed employee benefit plans meeting specified criteria (each a "Plan" and together "Plans"). Shares are offered to Plans either directly or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans. The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market mutual funds over most time periods.



The Fund is not in itself a balanced investment plan. Plan participants should consider their investment objective and tolerance for risk when making an investment decision. When Shares are redeemed, they may be worth more or less than what they originally cost, although the nature of the Portfolio's investments -- particularly the Wrapper Agreements -- are intended by the Fund to stabilize the value per Share. A Plan offering investments in the Fund must impose certain restrictions on the ability of a Plan participant to exchange Shares for similar investment options. See "Account Information."

INVESTMENT PRINCIPLES AND RISKS

The value of most of the Portfolio Securities will fluctuate based upon changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, the prices of Portfolio Securities will rise when interest rates fall, and fall when interest rates rise. The Wrapper Agreements are intended to stabilize the value per Share by offsetting fluctuations in the value of the Portfolio Securities under certain conditions. Under most circumstances, the combination of Portfolio Securities and Wrapper Agreements held by the Portfolio is expected to provide Fund shareholders with a constant net asset value ("NAV") per Share and a current rate of return that is higher than most money market mutual funds over most time periods. However, there can be no guarantee that the Portfolio will maintain a constant NAV, and consequently that the Fund will be able to maintain a constant NAV per Share. There is also no guarantee that any Fund shareholder or Plan participant will realize the same investment return as might be realized by a direct investment in the Portfolio Securities without the Wrapper Agreements or that the Fund's rate of return will be higher than that of most money market mutual funds.

The Portfolio incurs costs in connection with its investment in Wrapper Agreements which will reduce the Fund's investment return. The Wrapper Agreements may not insulate the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, an issuer of a Wrapper Agreement could default on its obligations under the agreement or the Portfolio might be unable to obtain Wrapper Agreements covering all of its assets. Either type of default or the inability to obtain Wrapper Agreements might result in a decline in the value of the Shares. Moreover, in valuing a Wrapper Agreement, the Board of Trustees of the Portfolio Trust may determine that such agreement should not be carried by the Portfolio at a value sufficient to maintain the Portfolio's NAV per Share.

Bankers Trust may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.

EXPENSE SUMMARY

Annual operating expenses are paid out of the assets of the Portfolio and the Fund. The Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust. The Fund incurs additional administrative expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must also provide semi-annual financial reports.

The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund. The expenses shown on the following pages are estimates for the first full year of operations. The table provides (i) a summary of expenses related to purchases and redemptions (sales) of Shares and the anticipated annual operating expenses of the Fund and the Portfolio, in the aggregate, as a percentage of average daily net assets and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE AGGREGATE EXPENSES OF THE FUND (INCLUDING ITS PROPORTIONATE SHARE OF THE PORTFOLIO'S EXPENSES) WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES THAT THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF THE FUND WERE INVESTED DIRECTLY IN PORTFOLIO SECURITIES AND WRAPPER AGREEMENTS.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchases                             None

Maximum Sales Charge on Reinvested Dividends                           None

Maximum Redemption Fee                                                 2.0%

Shareholder transaction expenses are charges paid when investors buy, redeem or exchange Shares. Under normal circumstances, redemptions of Shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption. See "Transactions in Fund Shares."

ANNUAL OPERATING EXPENSES (as a percentage of the Fund's projected average daily net assets)

Investment advisory fee (after reimbursement or waiver)*                 0.20%

12b-1 fee                                                                None

Other expenses (after reimbursement or waiver)**                         0.35%

Total operating expenses (after reimbursement or waiver)                 0.55%

-----------
* The Fund does not directly pay an investment advisory fee; the amount shown reflects the Fund's proportionate share of the Portfolio's investment advisory fee.

** "Other expenses" include premiums paid for Wrapper Agreements and certain additional services provided to the Fund and the Portfolio by Bankers Trust. Wrapper Agreements are contracts entered into by the Portfolio that are intended to stabilize the value per Share of the Fund (see "Investment Principles and Risks").

EXPENSE TABLE EXAMPLE:

An investor would pay the following  expenses on a $1,000 investment  assuming
(1) 5% annual return and (2) redemption at the end of each time period.   No
redemption fee has been included.

                                            ONE YEAR          THREE YEARS

                                               $6                 $18


The expense table and the example above show the estimated costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee payable by the Portfolio. Without such waiver, the Portfolio's investment advisory fee would be 0.35% of its average daily net assets. Bankers Trust has also voluntarily agreed to waive a portion of its administration fees (included in "Other Expenses") payable by the Portfolio. Without such waiver, the Portfolio's "Other Expenses" would be 0.66%. Bankers Trust may terminate these voluntary waivers and reimbursements at any time in its sole discretion without notice to shareholders. In the absence of these waivers, assuming total class assets of $100 million, it is estimated that "Total Operating Expenses" of the Shares would be 1.01%.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN.

Moreover, while the example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

Shares of the Fund are sold by Edgewood Services, Inc. ("Edgewood") as the Trust's distributor (the "Distributor"). For more information about the Fund's and the Portfolio's expenses see "Management of the Fund" and "Valuation Details" herein.

As of the date of this prospectus, the Fund has issued two classes of shares, and may issue additional classes in the future. The Fund offers each class of shares by a separate prospectus. Because the expenses vary between classes, performance will vary with respect to each class. Additional information concerning each class of shares is available from Bankers Trust, as Administrator, at 1-800-677-7596.

FUND FINANCIAL HIGHLIGHTS

The Fund will have a fiscal year end of September 30. As this is the Fund's first fiscal year, financial information with respect to the Fund is not available at this time.

                          THE FUND IN DETAIL

INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in "Risk Factors: Matching the Fund to Your Investment Needs" herein and in the SAI. There can be no assurance that the Fund's and the Portfolio's investment objective will be achieved.

The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its total assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

In addition, the Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.



The Fixed Income Securities include fixed income securities issued or guaranteed by the U.S. government, or any agency or instrumentality thereof; publicly or privately issued U.S. dollar-denominated debt of domestic or foreign entities, including corporate, sovereign or supranational entities; publicly issued U.S. dollar denominated asset-backed securities issued by domestic or foreign entities; mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"); mortgage pass-through securities issued by non-government entities such as banks, mortgage lenders, or other financial institutions, including private label mortgage pass-through securities and whole loans; collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are mortgage-backed debt instruments that make payments of principal and interest at a variety of intervals and are collateralized by any of the aforementioned mortgage pass-through securities or whole loans; and obligations issued or guaranteed, or backed by securities issued or guaranteed by, the U.S. government, or any of its agencies or instrumentalities, including Certificates of Accrual Treasury Securities ("CATS"), Treasury Income Growth Receipts ("TIGRs"), and Treasury Receipts ("TRs") and zero coupon securities (securities consisting solely of the principal or interest component of a U.S. Treasury bond).

The Portfolio Securities purchased by the Portfolio also include short-term investments rated, at the time of purchase, in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser, including commercial paper and time deposits, certificates of deposit, bankers' acceptances and other instruments of foreign and domestic banks and thrift institutions. The Portfolio may invest up to 35% of its total assets in such short-term investments for purposes of liquidity and up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities (as defined in "Securities and Investment Practices of the Portfolio"), when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls, and options and futures contracts. See "Risk Factors: Matching the Fund to Your Investment Needs" in this Prospectus and in the SAI for more information.

In selecting securities for the Portfolio, the Adviser attempts to maintain an average portfolio duration of the Portfolio Securities within a range of 2.5 to 4.5 years. Duration is a measure of the expected life of a Fixed Income Security on a present value basis which incorporates the security's yield, coupon interest payments, final maturity and call features into a single measure.

RISK FACTORS:  MATCHING THE FUND TO YOUR INVESTMENT NEEDS

The following pages contain more detailed information about types of instruments in which the Portfolio may invest and strategies the Adviser may employ in pursuit of the Portfolio's investment objective. A summary of the risks and restrictions associated with these
investments and investment practices is included as well.     The
Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its objective. Current holdings and investment strategies will be described in the financial reports of the Fund and the Portfolio, which will be sent to Fund shareholders twice a year.

RISKS OF INVESTING IN FIXED INCOME SECURITIES All fixed income investments have exposure to three types of risks. Credit risk is the possibility that the issuer of a Fixed Income Security will fail to make timely payments of either interest or principal to the Portfolio. Interest rate risk is the potential for fluctuations in the prices of Fixed Income Securities due to changing interest rates. Income risk is the potential for decline in the Portfolio's income due to the investment or reinvestment of assets in Fixed Income Securities when market interest rates are falling.

Although there is no assurance that it will achieve its objective, the Portfolio attempts to enhance yield while minimizing these risks. If an issuer of a Fixed Income Security or a Wrapper Provider becomes financially impaired, it may default on its obligations and the Portfolio's interest income may be reduced or the Portfolio may incur a loss of principal. This is an example of credit risk. In order to minimize credit risk, the Portfolio's assets are allocated among a diversified group of issuers. Credit analysis is applied to every security and Wrapper Provider selected for the Portfolio. Once purchased, a security and, in the case of a Wrapper Agreement, the Wrapper Provider is monitored regularly by Bankers Trust for maintenance of adequate credit characteristics. In the event that the rating of a security or Wrapper Provider is downgraded by one or more NRSRO, the Portfolio may elect to retain the security or applicable Wrapper Agreement. However, some Wrapper Agreements may require that Fixed Income Securities that fall below investment grade be liquidated within a set time period, typically within one year or less. The Portfolio may elect not to cover with Wrapper Agreements any Fixed Income Securities with a remaining maturity of 60 days or less and any cash or short term investments.

When interest rates rise, Fixed Income Security prices generally decline. When interest rates fall, Fixed Income Security prices generally increase. Generally, the longer the maturity of the Fixed Income Security, the higher its yield, although longer-term Fixed Income Securities tend to offer less price stability in response to changes in interest rates than do shorter-term investments. Therefore, portfolios with shorter average maturities tend to have less risk and lower returns than portfolios with longer average maturities. This is an example of interest rate risk. In order to help maintain an average portfolio duration of 2.5 to 4.5 years, the Portfolio will invest primarily in Fixed Income Securities of short- to intermediate-term maturities. This will help to minimize interest rate risk. In addition, unlike most traditional fixed income portfolios, the Portfolio purchases Wrapper Agreements that should offset substantially all of the price fluctuations typically associated with longer-term Fixed Income Securities.

It is important to note the distinction between the Portfolio and short-term investments such as money market funds. The securities held by the Portfolio have a longer average maturity than those of money market funds. Because a money market fund has a shorter average maturity, its yield will track the direction of current market rates of return more closely than the Portfolio. For example, in a rising interest rate environment, money market yields may rise more quickly than will the Portfolio's. In a falling interest rate environment, money market yields may fall more quickly than the Portfolio's. Over the long-term, however, intermediate and long-term Fixed Income Securities such as those purchased by the Portfolio have historically offered higher yields than short-term investments (I.E., money market funds).

RISKS OF WRAPPER AGREEMENTS Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain specified events. The Book Value of the Covered Assets is their purchase price
(i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of Wrapper Agreements purchased by the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares. Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investments in Wrapper Agreements are offset against and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.

Under the terms of a typical Wrapper Agreement, if the market value
(plus accrued interest on the underlying securities) of the Covered
Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper
Agreement to draw upon in any such payment situation.

The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. A Wrapper Provider's obligation to make payments to the Portfolio may be subject to prior notice requirements for certain types of withdrawals from the Portfolio. For example, the Wrapper Agreement may require that one year's notice be provided to obtain Book Value payments with respect to withdrawals to provide liquidity for Fund redemptions that are not directed by Plan participants. The Portfolio does not anticipate that it will be required to liquidate Covered Assets for the purpose of paying such withdrawals before any such notice period has expired. However, in the unlikely event that this occurs, the NAV of the Portfolio, and hence of the Shares, may be reduced. Additionally, a Wrapper Provider's obligation to make payments for Plan withdrawals after twelve months' prior notice (as opposed to those directed by Plan participants) may require adjustments to the Crediting Rate and increases in the Portfolio's holdings of short term investments, which might adversely affect the return of the Portfolio and the Fund. Please see discussion of "Liquidity Reserve" herein.

The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV per Share and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Fund shareholder or Plan participant will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in Bankers Trust's sole discretion, render their purchase inadvisable.

If, in the event of a default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets. However, the Liquidity Reserve amount may be required to be increased above this limit as a result of anticipated Plan redemptions within one year.

Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. Please see the SAI for additional information concerning Wrapper Agreements.



DERIVATIVES
The Portfolio may invest in various instruments, including the Wrapper Agreements, that are commonly known as "derivatives." Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investments, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. Bankers Trust uses derivatives only in circumstances where it believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A further description of the derivatives that the Portfolio may use and some of their associated risks is found in "Securities and Investment Practices of the Portfolio."

SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, a separate subtrust of a registered investment company with the same investment objective as the Fund. Therefore, a Fund shareholder's interest in the Portfolio's assets is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares or other interests at the same public offering price as the Fund, due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator, at 1-800-677-7596.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach. Smaller investors in the Portfolio may be materially affected by the actions of larger investors in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, investors with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes on the Portfolio's matters; the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of Portfolio assets (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing. The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust (the "Trust Board") determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Trust Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the need for approval of, its shareholders. If there is a change in the Fund's investment objective, its shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio also is not a fundamental policy. Shareholders of the Fund will receive 30 days' prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Restrictions" in the SAI for a description of the fundamental policies of the Portfolio that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Portfolio.

SECURITIES AND INVESTMENT PRACTICES OF THE PORTFOLIO

U.S. GOVERNMENT SECURITIES. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the FNMA are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by certain other U.S. agencies or instrumentalities are supported only by the credit of the entity that issued them.

OTHER U.S. DOLLAR-DENOMINATED FIXED INCOME SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

U.S. DOLLAR-DENOMINATED SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

MORTGAGE-BACKED SECURITIES. The Portfolio may purchase mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities and non-governmental entities such as banks, mortgage lenders or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. A mortgage-backed bond is a general obligation of the issuer, payable out of the issuer's general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. The mortgage pass-through securities issued by non-governmental entities such as banks, mortgage lenders or other financial institutions in which the Portfolio may invest include private label mortgage pass-through securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment
objective and policies.      Unlike ordinary Fixed Income Securities,
which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. The issuer of a series of CMOs may elect to be treated as a REMIC.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. There is the risk in connection with automobile receivables that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

ZERO COUPON SECURITIES. Zero Coupon Securities including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile, and the value of certain zero coupon securities moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

RULE 144A SECURITIES. Rule 144A Securities are securities that are not registered for sale under the federal securities laws but can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Portfolio Trust Board, Bankers Trust determines the liquidity of restricted securities; and through reports from Bankers Trust, the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as late as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuations during this period, and no income accrues to the Portfolio until settlement takes place.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See "Borrowing" on the following pages and in the SAI. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

SHORT-TERM INVESTMENTS. The Portfolio's assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to maintain the Liquidity Reserve, to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets.



BORROWING. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of Bankers Trust to use leverage as a normal practice in the investment of the Portfolio's assets.

HEDGING STRATEGIES. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements. The SAI contains further information on these strategies.

The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

o the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

o possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

o the possibility that the Portfolio is unable to close out or liquidate its hedged position.

ASSET COVERAGE. To assure that the Portfolio's use of futures contracts and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid securities with the Portfolio's custodian (Bankers Trust) in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts. Assets that are segregated for purposes of providing cover need not be physically segregated in a separate account provided that the custodian notes on its books that such assets are segregated. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.

PERFORMANCE

The Fund's performance may be used from time to time in advertisements, shareholders reports or other communications to shareholders or prospective shareholders. Performance information may include investment results and/or comparisons of its investment results to the IBC Averages, Lipper Averages, an appropriate guaranteed interest contract ("GIC") average, or other various unmanaged indices or results of other mutual funds or investment or saving vehicles. The Portfolio's strategies, holdings and performance will be detailed twice a year in the Fund's financial reports, which are sent to all Fund shareholders.

Mutual fund performance is commonly measured as total return and/or yield. The performance of a class of shares is affected by its expenses and those of the Portfolio.

EXPLANATION OF TERMS

TOTAL RETURN is the change in value of an investment in the Shares over a given period, assuming reinvestment of any dividends and capital gain distributions. A CUMULATIVE total return reflects actual performance over a stated period of time. An AVERAGE annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

YIELD refers to the income generated by an investment in the Shares over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.



Performance information or advertisements may include comparisons of the Shares' investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, the Shares' ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.



Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the Portfolio Securities and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund or the Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN
INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT OF THE TRUSTS

BOARDS OF TRUSTEES

The Trust and the Portfolio Trust (collectively the "Trusts") are each governed by a Board of Trustees that is responsible for protecting the interests of investors. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals may be Trustees of both Trusts, up to and including creating separate boards of trustees. See "Management of the Trusts" in the SAI for more information with respect to the Trustees and officers of the Trusts.

INVESTMENT ADVISER

The Fund has not retained the services of an investment adviser because it seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio has retained the services of Bankers Trust as its investment adviser pursuant to an Investment Advisory Agreement between the Portfolio Trust and Bankers Trust dated April 28, 1993 (the "Investment Advisory Agreement").

BANKERS TRUST COMPANY AND ITS AFFILIATES

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market.

As of March 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $122 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 80 offices in more than 48 countries.

Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. Bankers Trust is one of the nation's largest and most experienced investment managers, with over $233 billion in assets under management globally. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund and the Portfolio. Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions.


Bankers Trust, subject to the supervision and direction of the Portfolio Trust's Board, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations, including Wrapper Agreements, for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

The Investment Advisory Agreement provides for the Portfolio Trust to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.35% per year of the average daily net assets of the Portfolio. Bankers Trust has indicated that it will voluntarily waive all but 0.20% of this fee.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trusts described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

PORTFOLIO MANAGEMENT Eric Kirsch (CFA), a Managing
Director of Bankers Trust, has been responsible for the day-to-day investment management of the Portfolio since its inception. Mr. Kirsch heads the stable value investment group of Bankers Trust's Global Investment Management business. In this capacity, he manages stable value portfolios and coordinates fixed income portfolio management and trading functions with regards to these portfolios' investments. He joined Bankers Trust in 1980.

Louis R. DArienzo, a Vice President and Portfolio Manager of the structured fixed income group at Bankers Trust, manages the Fixed Income Securities of the Portfolio. Mr. DArienzo has 16 years of trading and investment experience in structured portfolios and quantitative analysis of fixed income and derivative securities. He joined Bankers Trust in 1981.



Bankers Trust investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

ADMINISTRATOR

Under an Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV per Share of the Fund and generally assists the Trust Board in all aspects of the administration and operation of the Fund. This Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, accrued daily and paid monthly, to 0.25% per year of the average daily net assets of the Fund.

Under an Administration and Services Agreement with the Portfolio Trust, Bankers Trust calculates the NAV of the Portfolio and generally assists the Portfolio in all aspects of the administration and operation of the Portfolio. This Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.05% per year of the Portfolio's average daily net assets. Under this Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including the Distributor, at Bankers Trust's expense.



In addition, subject to certain conditions, Bankers Trust may, out of its own resources, make ongoing payments to brokerage firms, plan administrators and fiduciaries, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

DISTRIBUTOR Edgewood, as Distributor,
serves as the Trust's principal underwriter on a best efforts basis. In addition, Edgewood and its affiliates provide the Trust with office facilities, and currently provide administration and distribution services for other registered investment companies. Edgewood is a New York corporation and a wholly-owned subsidiary of Federated Investors. Its principal offices are at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230.

CUSTODIAN AND TRANSFER AGENT

Bankers Trust acts as custodian for the assets of the Portfolio and serves as the Trust's transfer agent (the "Transfer Agent") under the Administration and Services Agreement with the Trust. It is not separately compensated for these services and may, at its own expense, delegate certain services to other service providers.

NET ASSET VALUE



The NAV per Share is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.



The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of the early closing. The NAV per Share is computed by dividing the value of the Fund's assets (I.E., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the fair value of a Wrapper Agreement ("Wrapper Value") generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, I.E., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, I.E., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Under procedures adopted by the Trust Board, an NAV per Share later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at an NAV per Share determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV per Share and the recalculated NAV per Share divided by the latter is 0.005 ( 1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, action is not required.

                   SHAREHOLDER AND ACCOUNT POLICIES

ACCOUNT INFORMATION

The Fund is offered solely to Plans that limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

o upon the Plan participant's death, retirement, disability or termination;

o to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and

o for transfers to other Plan investment options that are not "competing funds." "Competing funds" are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.



Fund Shares will be owned by the Plans, either directly or beneficially through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"), which will in turn offer the Fund as an investment option to their participants. Investments in the Fund may by themselves represent an investment option for a Plan or may be combined with other investments as part of a pooled investment option for the Plan. In the latter case, the Fund will require Plans to provide information regarding the withdrawal order and other characteristics of any pooled investment option in which the Shares are included prior to a Plan's initial investment in the Fund. Thereafter, the Fund will require the Plan to provide information regarding any changes to the withdrawal order and other characteristics of the pooled investment option before such changes are implemented. The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included is determined at any time to be disadvantageous to the Fund.

Plan participants should contact their Plan administrator or the organization that provides recordkeeping services if they have questions concerning their account. Plan administrators and fiduciaries should call 1-800-677-7596 for information regarding a Plan's account with the Fund.

TRANSACTIONS IN FUND SHARES

Plan participant-directed purchases, exchanges and redemptions of Shares are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of purchases, exchanges and redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may direct transactions in Shares. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for these transactions to Bankers Trust.


Purchase orders for Shares that are received by Bankers
Trust, as the Transfer Agent, or other authorized agent of the Fund, prior to the Valuation Time on any Valuation Day will be effective at that Valuation Time. The Trust and the Distributor reserve the right to reject any purchase order. Certificates for Shares will not be issued. Redemption requests will be processed at the NAV next determined after a request for redemption is received in good order by Bankers Trust. The Fund reserves the right to require written verification of whether a redemption request is directed by Plan participants in accordance with Plan provisions or is otherwise made by a withdrawing Plan and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all Shares redeemed under this procedure within one business day after a request is received. In no event will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and the Fund's custodian bank (Bankers Trust) are closed, or under any emergency circumstances as determined by the SEC.

The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities and in Wrapper Agreements, selected solely in the discretion of Bankers Trust. To the extent that payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain from the Portfolio and assign to the redeeming Plan or Plan Pool one or more Wrapper Agreements issued by the Wrapper Providers covering the Portfolio Securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming shareholder will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio. The redeeming Plan or Plan Pool must execute the assigned Wrapper Agreement(s) in order to obtain the benefits provided thereunder. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year or longer for non-participant directed withdrawals. The maintenance of Wrapper Agreements distributed in kind will also require that a Plan or Plan Pool pay fees to the Wrapper Provider directly, rather than through the Fund, and that the securities covered by the Wrapper Agreement continue to have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan or Plan Pool may freely buy and sell securities covered by a Wrapper Agreement, its management of the securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the Wrapper Agreement. Moreover, a Plan or Plan Pool may be required to obtain at its own expense the services of a qualified investment manager to execute the Wrapper Agreement and to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. Please see the SAI for additional information concerning Wrapper Agreements and redemptions in kind.

The Fund has elected, however, to redeem Shares solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The Fund anticipates that it will exercise the right to redeem in kind in the case of redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to Bankers Trust. In such case, or in the case where 5% or more of Plan assets invested in the Fund are redeemed on any business day, a redemption request will not be considered received in good order unless the Plan has provided to Bankers Trust: (i) its current name; (ii) a listing of its trustee(s); (iii) copies of Plan documents or summaries thereof describing the investment options available to and the restrictions imposed upon Plan participants; (iv) information indicating the allocation of Plan assets among available investment options; (v) for the immediately preceding three year period, a monthly summary of all cash flow activity for the Plan's investment option in which the Shares are included, detailed by contribution and benefit payment amounts and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice will also be subject to a redemption fee, payable to the Fund, of 2.0% of the proceeds of the redemption, whether in kind or in cash. However, this redemption fee shall not apply to redemptions, the proceeds of which are immediately reinvested in another class of shares of the Fund or in interests in another investment company or entity that invests exclusively in the Portfolio. The Fund reserves the right to withhold from redemption proceeds the 2.0% redemption fee if 5% or more of Plan assets invested in the Fund are redeemed on any business day pending a determination of whether the redemption fee is applicable. The Fund may incur costs in obtaining new Wrapper Agreements from Wrapper Providers to be distributed in kind. These costs will be payable from, and are not expected to exceed, the 2.0% redemption fee. The redemption price may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets (its interest in the Portfolio) at the time.



The offering price is the NAV per Share. Shares may be purchased only in those states where they may be lawfully sold.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund intends to distribute all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends from net investment income are declared daily and are paid monthly, and any net capital gains are distributed annually. An additional annual distribution ("Additional Distribution") may be paid to satisfy the tax requirements (outlined below) that the Fund distribute each year substantially all of its investment company taxable income (see "Tax Considerations").

Dividends and other distributions paid on each class of the Fund's shares are calculated at the same time and in the same manner. Dividends on the shares may be expected to differ based upon each class's respective expenses. Dividends and other distributions are automatically reinvested in additional Shares unless the Plan participant directs otherwise.

The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. Consequently, in any year the amount actually distributed may differ from the income earned. If, for any year, those distributions exceed the income earned, the excess may be considered a return of capital. On the other hand, if the income earned exceeds the amount of the dividends distributed, the Fund may make an Additional Distribution of that excess. To enable the Fund to maintain a stable NAV per Share in the event of an Additional Distribution, the Trust Board may declare, effective on the ex-distribution date of an Additional Distribution, a reverse split of the Shares in an amount that will cause the total number of Shares held by each shareholder, including Shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

For example, if the Fund declares an Additional Distribution of 10(cent) per Share at a time when the NAV per Share is $10.00, a shareholder holding one Share would receive 0.01 additional Shares on reinvestment of that distribution. If there were no reverse split, the per Share NAV of the 1.01 Shares held by the shareholder would be approximately $9.90, and the aggregate value thereof would be $10.00. If a 1.01-for-1 reverse Share split were declared, however, the shareholder's holdings would be consolidated back into one Share having an NAV of $10.00. Thus, a reverse Share split will not affect the value of the total holdings of a shareholder.

TAX CONSIDERATIONS

The Fund intends to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss, if any) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. The Fund intends to distribute to its shareholders all of its investment company taxable income and net capital gain at least annually, if necessary through Additional Distributions, and therefore does not anticipate incurring any federal income tax liability.

For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. In general, Plans are governed by a complex set of tax rules. See your Plan administrator, your plan's Summary Plan Description, and/or a professional tax adviser regarding the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

ADDITIONAL INFORMATION ABOUT THE TRUSTS

The Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. The Fund is a separate series of the Trust, a Massachusetts business trust organized pursuant to a Declaration of Trust dated February 28, 1992. The Portfolio is a separate subtrust of the Portfolio Trust, a New York master trust fund organized pursuant to a Declaration of Trust dated March 27, 1993.

Each Trust reserves the right to add additional series/subtrusts in the future. There are currently no other funds investing in the Portfolio. Other funds investing in the Portfolio may have sales charges and/or different expenses than the Fund, which may affect performance. The Trust also reserves the right to issue additional classes of shares of the Fund. Each class represents an identical interest in the Fund's investment portfolio. As a result, the classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each class; (2) the expenses allocated exclusively to each class; and (3) voting rights on matters exclusively affecting a single class. The Trust Board does not anticipate that there will be any conflicts among the interests of the holders of the different classes and will take appropriate action if any such conflict arises. For more information about the different classes of shares of the Fund, please call 1-800-677-7596.

Each Trust may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve the Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending a Trust meeting are encouraged to vote by proxy. The Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full Share held and proportionate, fractional votes for fractional Shares held. A separate vote of the Fund is required on any matter affecting only the Fund on which shareholders are entitled to vote; shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund and do not require a separate vote of the Fund. All series of the Trust will vote together on certain matters, such as electing Trustees or approving independent public auditors. Under certain circumstances, the shareholders of one of series of the Trust could control the outcome of these votes. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each subtrust of the Portfolio Trust, including the Portfolio, will vote separately on any matter involving that subtrust. Holders of interests in all the subtrusts of the Portfolio Trust, however, will vote together to elect Trustees of the Portfolio Trust and for certain other matters. The subtrusts of the Portfolio Trust will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trust. As with the Trust, the investors in one or more subtrusts of the Portfolio Trust could control the outcome of these votes. No subtrust of the Portfolio Trust has any preference over any other subtrust.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Portfolio Trust was organized as a trust under the laws of the State of New York. The Portfolio Trust's Declaration of Trust provides that the entities investing in the Portfolio (E.G., investment companies such as the Fund and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

BT PYRAMID MUTUAL FUNDS

BT PRESERVATIONPLUS FUND
INVESTMENT CLASS

INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR

BANKERS TRUST COMPANY

130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

DISTRIBUTOR

EDGEWOOD SERVICES, INC.

Clearing Operations
P.O. Box 897

Pittsburgh, PA 15230-0897

CUSTODIAN AND TRANSFER AGENT

BANKERS TRUST COMPANY

130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

INDEPENDENT ACCOUNTANTS

ERNST & YOUNG LLP

787 Seventh Avenue
New York, NY  10019

COUNSEL

WILLKIE FARR & GALLAGHER

153 East 53rd Street
New York, NY 10022

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.



Cusip #055847842
STA508300(8/97)

                        BT PYRAMID MUTUAL FUNDS

                       BT PRESERVATIONPLUS FUND

                             SERVICE CLASS

Seeks a high level of current income while seeking to maintain a stable value per share.


PROSPECTUS: April 28, 1997 (revised August 7, 1997)

BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company (mutual fund). The BT PreservationPlus Fund ("the "Fund") is a separate series of the Trust and offers separate classes of shares. The shares offered by this prospectus are the Service Class of shares (the "Shares"). The Fund seeks a high level of current income while seeking to maintain a stable value per share. The Fund is offered solely to participant-directed employee benefit plans meeting specified criteria.



UNLIKE OTHER MUTUAL FUNDS, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS NET INVESTABLE ASSETS IN BT PRESERVATIONPLUS PORTFOLIO (THE "PORTFOLIO"), A SEPARATE SUBTRUST OF BT INVESTMENT PORTFOLIOS, A NEW YORK MASTER TRUST FUND (THE "PORTFOLIO TRUST"), WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE." THE FUND IS NOT A MONEY MARKET FUND, AND THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE VALUE PER SHARE OR OTHERWISE ACHIEVE ITS OBJECTIVE.

Please read this Prospectus before investing and keep it on file for future reference. It contains important information concerning the Fund and the Portfolio, including how the Portfolio invests and the services available to the Fund's shareholders. Bankers Trust Company ("Bankers Trust") is the investment adviser ("Adviser") of the Portfolio.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

To learn more about the Fund and the Portfolio, investors can obtain a copy of the Fund's Statement of Additional Information ("SAI"), dated April 28, 1997, which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by this reference. For a free copy of this document, please call the Trust's service agent at 1-800-677-7596.



SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

                           TABLE OF CONTENTS

                                                                    PAGE

THE FUND.............................................................. 3
  WHO MAY INVEST.......................................................3
  INVESTMENT PRINCIPLES AND RISKS......................................4
  EXPENSE SUMMARY......................................................4

THE FUND IN DETAIL.....................................................6
  INVESTMENT OBJECTIVE AND POLICIES....................................6
  RISK FACTORS:  MATCHING THE FUND TO YOUR INVESTMENT NEEDS............7
  SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE.....10
  SECURITIES AND INVESTMENT PRACTICES OF THE PORTFOLIO ...............11

  PERFORMANCE.........................................................14
  MANAGEMENT OF THE TRUST AND PORTFOLIO ..............................14
  NET ASSET VALUE.....................................................16

SHAREHOLDER AND ACCOUNT POLICIES......................................17
  ACCOUNT INFORMATION.................................................17
  TRANSACTIONS IN FUND SHARES.........................................17
  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS............................19
  TAX CONSIDERATIONS .................................................19
  ADDITIONAL INFORMATION .............................................19

                               THE FUND

The Fund's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio will seek to achieve this objective by investing in a diversified portfolio of fixed income securities, money market instruments, futures, options and other instruments ("Portfolio Securities") and by entering into contracts ("Wrapper Agreements") with financial institutions, such as insurance companies and banks, that are intended to stabilize the value per Share of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs."

There can be no assurance that the Fund will achieve its objective.

WHO MAY INVEST



Shares of the Fund are offered solely to participant-directed employee benefit plans meeting specified criteria (each a "Plan" and together "Plans"). Shares are offered to Plans either directly or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans. The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market mutual funds over most time periods.



The Fund is not in itself a balanced investment plan. Plan participants should consider their investment objective and tolerance for risk when making an investment decision. When Shares are redeemed, they may be worth more or less than what they originally cost, although the nature of the Portfolio's investments -- particularly the Wrapper Agreements -- are intended by the Fund to stabilize the value per Share. A Plan offering investments in the Fund must impose certain restrictions on the ability of a Plan participant to exchange Shares for similar investment options. See "Account Information."

INVESTMENT PRINCIPLES AND RISKS

The value of most of the Portfolio Securities will fluctuate based upon changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, the prices of Portfolio Securities will rise when interest rates fall, and fall when interest rates rise. The Wrapper Agreements are intended to stabilize the value per Share by offsetting fluctuations in the value of the Portfolio Securities under certain conditions. Under most circumstances, the combination of Portfolio Securities and Wrapper Agreements held by the Portfolio is expected to provide Fund shareholders with a constant net asset value ("NAV") per Share and a current rate of return that is higher than most money market mutual funds over most time periods. However, there can be no guarantee that the Portfolio will maintain a constant NAV, and consequently that the Fund will be able to maintain a constant NAV per Share. There is also no guarantee that any Fund shareholder or Plan participant will realize the same investment return as might be realized by a direct investment in the Portfolio Securities without the Wrapper Agreements or that the Fund's rate of return will be higher than that of most money market mutual funds.

The Portfolio incurs costs in connection with its investment in Wrapper Agreements which will reduce the Fund's investment return. The Wrapper Agreements may not insulate the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, an issuer of a Wrapper Agreement could default on its obligations under the agreement or the Portfolio might be unable to obtain Wrapper Agreements covering all of its assets. Either type of default or the inability to obtain Wrapper Agreements might result in a decline in the value of the Shares. Moreover, in valuing a Wrapper Agreement, the Board of Trustees of the Portfolio Trust may determine that such agreement should not be carried by the Portfolio at a value sufficient to maintain the Portfolio's NAV per Share.

Bankers Trust may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.

EXPENSE SUMMARY

Annual operating expenses are paid out of the assets of the Portfolio and the Fund. The Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust. The Fund incurs additional administrative expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must also provide semi-annual financial reports.

The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund. The expenses shown on the following pages are estimates for the first full year of operations. The table provides (i) a summary of expenses related to purchases and redemptions (sales) of Shares and the anticipated annual operating expenses of the Fund and the Portfolio, in the aggregate, as a percentage of average daily net assets and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE AGGREGATE EXPENSES OF THE FUND (INCLUDING ITS PROPORTIONATE SHARE OF THE PORTFOLIO'S EXPENSES) WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES THAT THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF THE FUND WERE INVESTED DIRECTLY IN PORTFOLIO SECURITIES AND WRAPPER AGREEMENTS.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchases                             None

Maximum Sales Charge on Reinvested Dividends                           None

Maximum Redemption Fee                                                 2.0%

Shareholder transaction expenses are charges paid when investors buy, redeem or exchange Shares. Under normal circumstances, redemptions of Shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption. See "Transactions in Fund Shares."

ANNUAL OPERATING EXPENSES (as a percentage of the Fund's projected average daily net assets)

Investment advisory fee (after reimbursement or waiver)*                 0.20%

12b-1 fee                                                                None

Other expenses (after reimbursement or waiver)**                         0.50%

Total operating expenses (after reimbursement or waiver)                 0.70%

-----------
* The Fund does not directly pay an investment advisory fee; the amount shown reflects the Fund's proportionate share of the Portfolio's investment advisory fee.

** "Other expenses" include premiums paid for Wrapper Agreements and certain additional services provided to the Fund and the Portfolio by Bankers Trust, including a shareholder servicing fee of 0.15%. Wrapper Agreements are contracts entered into by the Portfolio that are intended to stabilize the value per Share of the Fund (see "Investment Principles and Risks").

EXPENSE TABLE EXAMPLE:

An investor would pay the following  expenses on a $1,000 investment  assuming
(1) 5% annual return and (2) redemption at the end of each time period. No redemption fee has been included.

                                            ONE YEAR          THREE YEARS

                                               $7                 $22


The expense table and the example above show the estimated costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee payable by the Portfolio. Without such waiver, the Portfolio's investment advisory fee would be 0.35% of its average daily net assets. Bankers Trust has also voluntarily agreed to waive a portion of its administration fees (included in "Other Expenses") payable by the Portfolio. Without such waiver, the Portfolio's "Other Expenses" would be 0.81%. Bankers Trust may terminate these voluntary waivers and reimbursements at any time in its sole discretion without notice to shareholders. In the absence of these waivers, assuming total class assets of $100 million, it is estimated that "Total Operating Expenses" of the Shares would be 1.16%.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN.

Moreover, while the example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.


Service Class Shares are subject to shareholder
servicing fees in the maximum amount of 0.15% of the average daily net assets of the Shares. The shareholder services provided in exchange for these fees may include establishing and maintaining shareholder and Plan participant accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering investor/shareholder's inquiries regarding the Fund and/or its classes, providing periodic statements showing the investor/shareholder's account balance and those of Plan participants, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing
such other services as may reasonably be required.      Shares of the
Fund are sold by Edgewood Services, Inc. ("Edgewood") as the Trust's distributor (the "Distributor"). For more information about the Fund's and the Portfolio's expenses see "Management of the Fund" and "Valuation Details" herein.

As of the date of this prospectus, the Fund has issued two classes of shares, and may issue additional classes in the future. The Fund offers each class of shares by a separate prospectus. Because the expenses vary between classes, performance will vary with respect to each class. Additional information concerning each class of shares is available from Bankers Trust, as Administrator, at 1-800-677-7596.

FUND FINANCIAL HIGHLIGHTS

The Fund will have a fiscal year end of September 30. As this is the Fund's first fiscal year, financial information with respect to the Fund is not available at this time.

                          THE FUND IN DETAIL

INVESTMENT OBJECTIVE AND POLICIES



The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in "Risk Factors: Matching the Fund to Your Investment Needs" herein and in the SAI. There can be no assurance that the Fund's and the Portfolio's investment objective will be achieved.



The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its total assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

In addition, the Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.


The Fixed Income Securities include fixed income securities issued or guaranteed by the U.S. government, or any agency or instrumentality thereof; publicly or privately issued U.S. dollar-denominated debt of domestic or foreign entities, including corporate, sovereign or supranational entities; publicly issued U.S. dollar denominated asset-backed securities issued by domestic or foreign entities; mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"); mortgage pass-through securities issued by non-government entities such as banks, mortgage lenders, or other financial institutions, including private label mortgage pass-through securities and whole loans; collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are mortgage-backed debt instruments that make payments of principal and interest at a variety of intervals and are collateralized by any of the aforementioned mortgage pass-through securities or whole loans; and obligations issued or guaranteed, or backed by securities issued or guaranteed by, the U.S. government, or any of its agencies or instrumentalities, including Certificates of Accrual Treasury Securities ("CATS"), Treasury Income Growth Receipts ("TIGRs"), and Treasury Receipts ("TRs") and zero coupon securities (securities consisting solely of the principal or interest component of a U.S. Treasury bond).

The Portfolio Securities purchased by the Portfolio also include short-term investments rated, at the time of purchase, in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser, including commercial paper and time deposits, certificates of deposit, bankers' acceptances and other instruments of foreign and domestic banks and thrift institutions. The Portfolio may invest up to 35% of its total assets in such short-term investments for purposes of liquidity and up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities (as defined in "Securities and Investment Practices of the Portfolio"), when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls, and options and futures contracts. See
"Risk Factors: Matching the Fund to Your Investment Needs" in this
Prospectus and in the SAI for more information.

In selecting securities for the Portfolio, the Adviser attempts to maintain an average portfolio duration of the Portfolio Securities within a range of 2.5 to 4.5 years. Duration is a measure of the expected life of a Fixed Income Security on a present value basis which incorporates the security's yield, coupon interest payments, final maturity and call features into a single measure.

RISK FACTORS:  MATCHING THE FUND TO YOUR INVESTMENT NEEDS

The following pages contain more detailed information about types of instruments in which the Portfolio may invest and strategies the Adviser may employ in pursuit of the Portfolio's investment objective. A summary of the risks and restrictions associated with these
investments and investment practices is included as well.     The
Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its objective. Current holdings and investment strategies will be described in the financial reports of the Fund and the Portfolio, which will be sent to Fund shareholders twice a year.

RISKS OF INVESTING IN FIXED INCOME SECURITIES All fixed income investments have exposure to three types of risks. Credit risk is the possibility that the issuer of a Fixed Income Security will fail to make timely payments of either interest or principal to the Portfolio. Interest rate risk is the potential for fluctuations in the prices of Fixed Income Securities due to changing interest rates. Income risk is the potential for decline in the Portfolio's income due to the investment or reinvestment of assets in Fixed Income Securities when market interest rates are falling.

Although there is no assurance that it will achieve its objective, the Portfolio attempts to enhance yield while minimizing these risks. If an issuer of a Fixed Income Security or a Wrapper Provider becomes financially impaired, it may default on its obligations and the Portfolio's interest income may be reduced or the Portfolio may incur a loss of principal. This is an example of credit risk. In order to minimize credit risk, the Portfolio's assets are allocated among a diversified group of issuers. Credit analysis is applied to every security and Wrapper Provider selected for the Portfolio. Once purchased, a security and, in the case of a Wrapper Agreement, the Wrapper Provider is monitored regularly by Bankers Trust for maintenance of adequate credit characteristics. In the event that the rating of a security or Wrapper Provider is downgraded by one or more NRSRO, the Portfolio may elect to retain the security or applicable Wrapper Agreement. However, some Wrapper Agreements may require that Fixed Income Securities that fall below investment grade be liquidated within a set time period, typically within one year or less. The Portfolio may elect not to cover with Wrapper Agreements any Fixed Income Securities with a remaining maturity of 60 days or less and any cash or short term investments.

When interest rates rise, Fixed Income Security prices generally decline. When interest rates fall, Fixed Income Security prices generally increase. Generally, the longer the maturity of the Fixed Income Security, the higher its yield, although longer-term Fixed Income Securities tend to offer less price stability in response to changes in interest rates than do shorter-term investments. Therefore, portfolios with shorter average maturities tend to have less risk and lower returns than portfolios with longer average maturities. This is an example of interest rate risk. In order to help maintain an average portfolio duration of 2.5 to 4.5 years, the Portfolio will invest primarily in Fixed Income Securities of short- to intermediate-term maturities. This will help to minimize interest rate risk. In addition, unlike most traditional fixed income portfolios, the Portfolio purchases Wrapper Agreements that should offset substantially all of the price fluctuations typically associated with longer-term Fixed Income Securities.

It is important to note the distinction between the Portfolio and short-term investments such as money market funds. The securities held by the Portfolio have a longer average maturity than those of money market funds. Because a money market fund has a shorter average maturity, its yield will track the direction of current market rates of return more closely than the Portfolio. For example, in a rising interest rate environment, money market yields may rise more quickly than will the Portfolio's. In a falling interest rate environment, money market yields may fall more quickly than the Portfolio's. Over the long-term, however, intermediate and long-term Fixed Income Securities such as those purchased by the Portfolio have historically offered higher yields than short-term investments (I.E., money market funds).

RISKS OF WRAPPER AGREEMENTS Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain specified events. The Book Value of the Covered Assets is their purchase price
(i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of Wrapper Agreements purchased by the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares. Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investments in Wrapper Agreements are offset against and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.



Under the terms of a typical Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.

The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. A Wrapper Provider's obligation to make payments to the Portfolio may be subject to prior notice requirements for certain types of withdrawals from the Portfolio. For example, the Wrapper Agreement may require that one year's notice be provided to obtain Book Value payments with respect to withdrawals to provide liquidity for Fund redemptions that are not directed by Plan participants. The Portfolio does not anticipate that it will be required to liquidate Covered Assets for the purpose of paying such withdrawals before any such notice period has expired. However, in the unlikely event that this occurs, the NAV of the Portfolio, and hence of the Shares, may be reduced. Additionally, a Wrapper Provider's obligation to make payments for Plan withdrawals after twelve months' prior notice (as opposed to those directed by Plan participants) may require adjustments to the Crediting Rate and increases in the Portfolio's holdings of short term investments, which might adversely affect the return of the Portfolio and the Fund. Please see discussion of "Liquidity Reserve" herein.

The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV per Share and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Fund shareholder or Plan participant will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in Bankers Trust's sole discretion, render their purchase inadvisable.

If, in the event of a default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets. However, the Liquidity Reserve amount may be required to be increased above this limit as a result of anticipated Plan redemptions within one year.

Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. Please see the SAI for additional information concerning Wrapper Agreements.

DERIVATIVES
The Portfolio may invest in various instruments, including the Wrapper Agreements, that are commonly known as "derivatives". Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investments, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. Bankers Trust uses derivatives only in circumstances where it believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A further description of the derivatives that the Portfolio may use and some of their associated risks is found in "Securities and Investment Practices of the Portfolio."

SPECIAL INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, a separate subtrust of a registered investment company with the same investment objective as the Fund. Therefore, a Fund shareholder's interest in the Portfolio's assets is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares or other interests at the same public offering price as the Fund, due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator, at 1-800-677-7596.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach. Smaller investors in the Portfolio may be materially affected by the actions of larger investors in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, investors with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes on the Portfolio's matters; the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of Portfolio assets (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing. The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust (the "Trust Board") determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Trust Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the need for approval of, its shareholders. If there is a change in the Fund's investment objective, its shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio also is not a fundamental policy. Shareholders of the Fund will receive 30 days' prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Restrictions" in the SAI for a description of the fundamental policies of the Portfolio that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Portfolio.

SECURITIES AND INVESTMENT PRACTICES OF THE PORTFOLIO

U.S. GOVERNMENT SECURITIES. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the FNMA are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by certain other U.S. agencies or instrumentalities are supported only by the credit of the entity that issued them.

OTHER U.S. DOLLAR-DENOMINATED FIXED INCOME SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

U.S. DOLLAR-DENOMINATED SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

MORTGAGE-BACKED SECURITIES. The Portfolio may purchase mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities and non-governmental entities such as banks, mortgage lenders or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. A mortgage-backed bond is a general obligation of the issuer, payable out of the issuer's general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. The mortgage pass-through securities issued by non-governmental entities such as banks, mortgage lenders or other financial institutions in which the Portfolio may invest include private label mortgage pass-through securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment objective and policies.

Unlike ordinary Fixed Income Securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. The issuer of a series of CMOs may elect to be treated as a REMIC.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. There is the risk in connection with automobile receivables that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

ZERO COUPON SECURITIES. Zero Coupon Securities including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile, and the value of certain zero coupon securities moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

RULE 144A SECURITIES. Rule 144A Securities are securities that are not registered for sale under the federal securities laws but can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Portfolio Trust Board, Bankers Trust determines the liquidity of restricted securities; and through reports from Bankers Trust, the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as late as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuations during this period, and no income accrues to the Portfolio until settlement takes place.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See "Borrowing" on the following pages and in the SAI. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

SHORT-TERM INVESTMENTS. The Portfolio's assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to maintain the Liquidity Reserve, to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets.

BORROWING. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of Bankers Trust to use leverage as a normal practice in the investment of the Portfolio's assets.

HEDGING STRATEGIES. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements. The SAI contains further information on these strategies.

The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

o the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

o possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

o the possibility that the Portfolio is unable to close out or liquidate its hedged position.

ASSET COVERAGE. To assure that the Portfolio's use of futures contracts and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid securities with the Portfolio's custodian (Bankers Trust) in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts. Assets that are segregated for purposes of providing cover need not be physically segregated in a separate account provided that the custodian notes on its books that such assets are segregated. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.

PERFORMANCE

The Fund's performance may be used from time to time in advertisements, shareholders reports or other communications to shareholders or prospective shareholders. Performance information may include investment results and/or comparisons of its investment results to the IBC Averages, Lipper Averages, an appropriate guaranteed interest contract ("GIC") average, or other various unmanaged indices or results of other mutual funds or investment or saving vehicles. The Portfolio's strategies, holdings and performance will be detailed twice a year in the Fund's financial reports, which are sent to all Fund shareholders.

Mutual fund performance is commonly measured as total return and/or yield. The performance of a class of shares is affected by its expenses and those of the Portfolio.

EXPLANATION OF TERMS

TOTAL RETURN is the change in value of an investment in the Shares over a given period, assuming reinvestment of any dividends and capital gain distributions. A CUMULATIVE total return reflects actual performance over a stated period of time. An AVERAGE annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

YIELD refers to the income generated by an investment in the Shares over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.



Performance information or advertisements may include comparisons of the Shares' investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, the Shares' ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.



Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the Portfolio Securities and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund or the Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN
INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT OF THE TRUSTS

BOARDS OF TRUSTEES

The Trust and the Portfolio Trust (collectively the "Trusts") are each governed by a Board of Trustees that is responsible for protecting the interests of investors. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals may be Trustees of both Trusts, up to and including creating separate boards of trustees. See "Management of the Trusts" in the SAI for more information with respect to the Trustees and officers of the Trusts.

INVESTMENT ADVISER

The Fund has not retained the services of an investment adviser because it seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Portfolio has retained the services of Bankers Trust as its investment adviser pursuant to an Investment Advisory Agreement between the Portfolio Trust and Bankers Trust dated April 28, 1993 (the "Investment Advisory Agreement").

BANKERS TRUST COMPANY AND ITS AFFILIATES

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market.

As of March 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $122 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 80 offices in more than 48 countries.

Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. Bankers Trust is one of the nation's largest and most experienced investment managers, with over $233 billion in assets under management globally. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund and the Portfolio. Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions.



Bankers Trust, subject to the supervision and direction of the Portfolio Trust's Board, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations, including Wrapper Agreements, for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

The Investment Advisory Agreement
provides for the Portfolio Trust to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.35% per year of the average daily net assets of the Portfolio. Bankers Trust has indicated that it will voluntarily waive all but 0.20% of this fee.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trusts described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

PORTFOLIO MANAGEMENT Eric Kirsch (CFA), a Managing
Director of Bankers Trust, has been responsible for the day-to-day investment management of the Portfolio since its inception. Mr. Kirsch heads the stable value investment group of Bankers Trust's Global Investment Management business. In this capacity, he manages stable value portfolios and coordinates fixed income portfolio management and trading functions with regards to these portfolios' investments. He joined Bankers Trust in 1980.

Louis R. D'Arienzo, a Vice President and Portfolio Manager of the structured fixed income group at Bankers Trust, manages the Fixed Income Securities of the Portfolio. Mr. D'Arienzo has 16 years of trading and investment experience in structured portfolios and quantitative analysis of fixed income and derivative securities. He joined Bankers Trust in 1981.



Bankers Trust investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

ADMINISTRATOR

Under an Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV per Share of the Fund and generally assists the Trust Board in all aspects of the administration and operation of the Fund. This Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, accrued daily and paid monthly, to 0.25% per year of the average daily net assets of the Fund.

Under an Administration and Services Agreement with the Portfolio Trust, Bankers Trust calculates the NAV of the Portfolio and generally assists the Portfolio in all aspects of the administration and operation of the Portfolio. This Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal to 0.05% per year of the Portfolio's average daily net assets. Under this Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including the Distributor, at Bankers Trust's expense.



In addition, subject to certain conditions, Bankers Trust may, out of its own resources, make ongoing payments to brokerage firms, plan administrators and fiduciaries, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

DISTRIBUTOR Edgewood, as Distributor,
serves as the Trust's principal underwriter on a best efforts basis. In addition, Edgewood and its affiliates provide the Trust with office facilities, and currently provide administration and distribution services for other registered investment companies. Edgewood is a New York corporation and a wholly-owned subsidiary of Federated Investors. Its principal offices are at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230.

CUSTODIAN AND TRANSFER AGENT

Bankers Trust acts as custodian for the assets of the Portfolio and serves as the Trust's transfer agent (the "Transfer Agent") under the Administration and Services Agreement with the Trust. It is not separately compensated for these services and may, at its own expense, delegate certain services to other service providers.

NET ASSET VALUE



The NAV per Share is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.



The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of the early closing. The NAV per Share is computed by dividing the value of the Fund's assets (I.E., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the fair value of a Wrapper Agreement ("Wrapper Value") generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, I.E., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, I.E., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Under procedures adopted by the Trust Board, an NAV per Share later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at an NAV per Share determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV per Share and the recalculated NAV per Share divided by the latter is 0.005 ( 1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, action is not required.

                   SHAREHOLDER AND ACCOUNT POLICIES

ACCOUNT INFORMATION

The Fund is offered solely to Plans that limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

o upon the Plan participant's death, retirement, disability or termination;

o to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and

o for transfers to other Plan investment options that are not "competing funds." "Competing funds" are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.



Fund Shares will be owned by the Plans, either directly or beneficially through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"), which will in turn offer the Fund as an investment option to their participants. Investments in the Fund may by themselves represent an investment option for a Plan or may be combined with other investments as part of a pooled investment option for the Plan. In the latter case, the Fund will require Plans to provide information regarding the withdrawal order and other characteristics of any pooled investment option in which the Shares are included prior to a Plan's initial investment in the Fund. Thereafter, the Fund will require the Plan to provide information regarding any changes to the withdrawal order and other characteristics of the pooled investment option before such changes are implemented. The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included is determined at any time to be disadvantageous to the Fund.

Plan participants should contact their Plan administrator or the organization that provides recordkeeping services if they have questions concerning their account. Plan administrators and fiduciaries should call 1-800-677-7596 for information regarding a Plan's account with the Fund.

TRANSACTIONS IN FUND SHARES

Plan participant-directed purchases, exchanges and redemptions of Shares are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of purchases, exchanges and redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may direct transactions in Shares. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for these transactions to Bankers Trust.



Purchase orders for Shares that are received by Bankers
Trust, as the Transfer Agent, or other authorized agent of the Fund, prior to the Valuation Time on any Valuation Day will be effective at that Valuation Time. The Trust and the Distributor reserve the right to reject any purchase order. Certificates for Shares will not be issued. Redemption requests will be processed at the NAV next determined after a request for redemption is received in good order by Bankers Trust. The Fund reserves the right to require written verification of whether a redemption request is directed by Plan participants in accordance with Plan provisions or is otherwise made by a withdrawing Plan and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all Shares redeemed under this procedure within one business day after a request is received. In no event will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and the Fund's custodian bank (Bankers Trust) are closed, or under any emergency circumstances as determined by the SEC.

The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities and in Wrapper Agreements, selected solely in the discretion of Bankers Trust. To the extent that payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain from the Portfolio and assign to the redeeming Plan or Plan Pool one or more Wrapper Agreements issued by the Wrapper Providers covering the Portfolio Securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming shareholder will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio. The redeeming Plan or Plan Pool must execute the assigned Wrapper Agreement(s) in order to obtain the benefits provided thereunder. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year or longer for non-participant directed withdrawals. The maintenance of Wrapper Agreements distributed in kind will also require that a Plan or Plan Pool pay fees to the Wrapper Provider directly, rather than through the Fund, and that the securities covered by the Wrapper Agreement continue to have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan or Plan Pool may freely buy and sell securities covered by a Wrapper Agreement, its management of the securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the Wrapper Agreement. Moreover, a Plan or Plan Pool may be required to obtain at its own expense the services of a qualified investment manager to execute the Wrapper Agreement and to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. Please see the SAI for additional information concerning Wrapper Agreements and redemptions in kind.

The Fund has elected, however, to redeem Shares solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The Fund anticipates that it will exercise the right to redeem in kind in the case of redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to Bankers Trust. In such case, or in the case where 5% or more of Plan assets invested in the Fund are redeemed on any business day, a redemption request will not be considered received in good order unless the Plan has provided to Bankers Trust: (i) its current name; (ii) a listing of its trustee(s); (iii) copies of Plan documents or summaries thereof describing the investment options available to and the restrictions imposed upon Plan participants; (iv) information indicating the allocation of Plan assets among available investment options; (v) for the immediately preceding three year period, a monthly summary of all cash flow activity for the Plan's investment option in which the Shares are included, detailed by contribution and benefit payment amounts and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice will also be subject to a redemption fee, payable to the Fund, of 2.0% of the proceeds of the redemption, whether in kind or in cash. However, this redemption fee shall not apply to redemptions, the proceeds of which are immediately reinvested in another class of shares of the Fund or in interests in another investment company or entity that invests exclusively in the Portfolio. The Fund reserves the right to withhold from redemption proceeds the 2.0% redemption fee if 5% or more of Plan assets invested in the Fund are redeemed on any business day pending a determination of whether the redemption fee is applicable. The Fund may incur costs in obtaining new Wrapper Agreements from Wrapper Providers to be distributed in kind. These costs will be payable from, and are not expected to exceed, the 2.0% redemption fee. The redemption price may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets (its interest in the Portfolio) at the time.



The offering price is the NAV per Share. Shares may be purchased only in those states where they may be lawfully sold.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund intends to distribute all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends from net investment income are declared daily and are paid monthly, and any net capital gains are distributed annually. An additional annual distribution ("Additional Distribution") may be paid to satisfy the tax requirements (outlined below) that the Fund distribute each year substantially all of its investment company taxable income (see "Tax Considerations").

Dividends and other distributions paid on each class of the Fund's shares are calculated at the same time and in the same manner. Dividends on the shares may be expected to differ based upon each class's respective expenses. Dividends and other distributions are automatically reinvested in additional Shares unless the Plan participant directs otherwise.

The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. Consequently, in any year the amount actually distributed may differ from the income earned. If, for any year, those distributions exceed the income earned, the excess may be considered a return of capital. On the other hand, if the income earned exceeds the amount of the dividends distributed, the Fund may make an Additional Distribution of that excess. To enable the Fund to maintain a stable NAV per Share in the event of an Additional Distribution, the Trust Board may declare, effective on the ex-distribution date of an Additional Distribution, a reverse split of the Shares in an amount that will cause the total number of Shares held by each shareholder, including Shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

For example, if the Fund declares an Additional Distribution of 10(cent) per Share at a time when the NAV per Share is $10.00, a shareholder holding one Share would receive 0.01 additional Shares on reinvestment of that distribution. If there were no reverse split, the per Share NAV of the 1.01 Shares held by the shareholder would be approximately $9.90, and the aggregate value thereof would be $10.00. If a 1.01-for-1 reverse Share split were declared, however, the shareholder's holdings would be consolidated back into one Share having an NAV of $10.00. Thus, a reverse Share split will not affect the value of the total holdings of a shareholder.

TAX CONSIDERATIONS

The Fund intends to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss, if any) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. The Fund intends to distribute to its shareholders all of its investment company taxable income and net capital gain at least annually, if necessary through Additional Distributions, and therefore does not anticipate incurring any federal income tax liability.

For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. In general, Plans are governed by a complex set of tax rules. See your Plan administrator, your plan's Summary Plan Description, and/or a professional tax adviser regarding the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

ADDITIONAL INFORMATION ABOUT THE TRUSTS

The Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. The Fund is a separate series of the Trust, a Massachusetts business trust organized pursuant to a Declaration of Trust dated February 28, 1992. The Portfolio is a separate subtrust of the Portfolio Trust, a New York master trust fund organized pursuant to a Declaration of Trust dated March 27, 1993.

Each Trust reserves the right to add additional series/subtrusts in the future. There are currently no other funds investing in the Portfolio. Other funds investing in the Portfolio may have sales charges and/or different expenses than the Fund, which may affect performance. The Trust also reserves the right to issue additional classes of shares of the Fund. Each class represents an identical interest in the Fund's investment portfolio. As a result, the classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each class; (2) the expenses allocated exclusively to each class; and (3) voting rights on matters exclusively affecting a single class. The Trust Board does not anticipate that there will be any conflicts among the interests of the holders of the different classes and will take appropriate action if any such conflict arises. For more information about the different classes of shares of the Fund, please call 1-800-677-7596.

Each Trust may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve the Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending a Trust meeting are encouraged to vote by proxy. The Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full Share held and proportionate, fractional votes for fractional Shares held. A separate vote of the Fund is required on any matter affecting only the Fund on which shareholders are entitled to vote; shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund and do not require a separate vote of the Fund. All series of the Trust will vote together on certain matters, such as electing Trustees or approving independent public auditors. Under certain circumstances, the shareholders of one of series of the Trust could control the outcome of these votes. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each subtrust of the Portfolio Trust, including the Portfolio, will vote separately on any matter involving that subtrust. Holders of interests in all the subtrusts of the Portfolio Trust, however, will vote together to elect Trustees of the Portfolio Trust and for certain other matters. The subtrusts of the Portfolio Trust will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trust. As with the Trust, the investors in one or more subtrusts of the Portfolio Trust could control the outcome of these votes. No subtrust of the Portfolio Trust has any preference over any other subtrust.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Portfolio Trust was organized as a trust under the laws of the State of New York. The Portfolio Trust's Declaration of Trust provides that the entities investing in the Portfolio (E.G., investment companies such as the Fund and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

BT PYRAMID MUTUAL FUNDS

BT PRESERVATIONPLUS FUND
SERVICE CLASS

INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR

BANKERS TRUST COMPANY

130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

DISTRIBUTOR

EDGEWOOD SERVICES, INC.

Clearing Operations
P.O. Box 897

Pittsburgh, PA 15230-0897

CUSTODIAN AND TRANSFER AGENT

BANKERS TRUST COMPANY

130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

INDEPENDENT ACCOUNTANTS

ERNST & YOUNG LLP

787 Seventh Avenue
New York, NY  10019

COUNSEL

WILLKIE FARR & GALLAGHER

153 East 53rd Street
New York, NY 10022

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.



Cusip #055847834
STA495300 (8/97)